Schedule of Investments (unaudited)
December 31, 2024
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.(a)	3,199	$ 1,901,230
BWX Technologies, Inc.	11,758	1,309,724
Curtiss-Wright Corp.	7,216	2,560,742
Ducommun, Inc.(a)	1,568	99,819
Huntington Ingalls Industries, Inc.	3,519	664,985
Moog, Inc., Class A	586	115,348
Textron, Inc.	950	72,665
V2X, Inc.(a)	20,893	999,312
Woodward, Inc.	847	140,958
		7,864,783
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	11,686	1,207,398
GXO Logistics, Inc.(a)	10,105	439,567
		1,646,965
Automobile Components — 0.6%
Adient PLC(a)	70,193	1,209,425
BorgWarner, Inc.	11,358	361,071
Modine Manufacturing Co.(a)	4,969	576,056
Visteon Corp.(a)	6,865	609,063
		2,755,615
Banks — 5.5%
1st Source Corp.	2,498	145,833
Amalgamated Financial Corp.	34,452	1,153,109
Bank OZK	6,933	308,727
Bank7 Corp.	5,593	260,969
Bar Harbor Bankshares	4,051	123,880
Capital City Bank Group, Inc.	3,490	127,909
Capitol Federal Financial, Inc.	7,149	42,251
Commerce Bancshares, Inc.	7,465	465,144
ConnectOne Bancorp, Inc.	17,617	403,606
Cullen/Frost Bankers, Inc.	13,749	1,845,803
Dime Community Bancshares, Inc.	2,346	72,104
Enterprise Bancorp, Inc.	4,249	168,006
Enterprise Financial Services Corp.	12,151	685,316
FB Financial Corp.	11,653	600,246
First Bank	21,538	303,040
First Business Financial Services, Inc.	2,408	111,466
First Horizon Corp.	167,798	3,379,452
First Internet Bancorp	10,758	387,181
First Northwest Bancorp	4,551	46,420
FNB Corp.	43,113	637,210
Hancock Whitney Corp.	23,867	1,306,002
HarborOne Bancorp, Inc.	21,014	248,596
Heartland Financial U.S.A., Inc.	2,883	176,742
Heritage Commerce Corp.	80,252	752,764
Heritage Financial Corp.	302	7,399
HomeTrust Bancshares, Inc.	7,199	242,462
Horizon Bancorp, Inc.	33,006	531,727
Independent Bank Corp.	65,567	2,283,699
Independent Bank Group, Inc.	2,433	147,610
Kearny Financial Corp.	80,639	570,924
Mercantile Bank Corp.	5,313	236,375
Metropolitan Bank Holding Corp.(a)	3,482	203,349
Midland States Bancorp, Inc.	23,706	578,426
MVB Financial Corp.	1,056	21,859
Northfield Bancorp, Inc.	74,152	861,646
OceanFirst Financial Corp.	81,564	1,476,308
Prosperity Bancshares, Inc.	4,560	343,596
Provident Financial Services, Inc.	11,981	226,082
Republic First Bancorp, Inc.(a)	87,118	26
Security	Shares	Value
Banks (continued)
ServisFirst Bancshares, Inc.	488	$ 41,353
Shore Bancshares, Inc.	13,565	215,005
Southern First Bancshares, Inc.(a)	1,503	59,744
Univest Financial Corp.	11,585	341,873
USCB Financial Holdings, Inc., Class A	3,183	56,498
Valley National Bancorp	161,822	1,466,107
Washington Trust Bancorp, Inc.	9,815	307,700
West BanCorp, Inc.	190	4,114
Western New England Bancorp, Inc.	15,110	139,012
		24,114,670
Biotechnology — 5.9%
ACADIA Pharmaceuticals, Inc.(a)	53,120	974,752
ADMA Biologics, Inc.(a)	7,135	122,365
Akero Therapeutics, Inc.(a)	1,701	47,322
Alector, Inc.(a)	48,025	90,767
Amicus Therapeutics, Inc.(a)	103,965	979,350
AnaptysBio, Inc.(a)	6,877	91,052
Apellis Pharmaceuticals, Inc.(a)	30,296	966,745
Arcellx, Inc.(a)	858	65,800
Arcturus Therapeutics Holdings, Inc.(a)(b)	22,424	380,535
Arcus Biosciences, Inc.(a)	4,495	66,931
BioCryst Pharmaceuticals, Inc.(a)	70,685	531,551
Blueprint Medicines Corp.(a)	12,401	1,081,615
CareDx, Inc.(a)	11,646	249,341
Catalyst Pharmaceuticals, Inc.(a)	43,756	913,188
Celldex Therapeutics, Inc.(a)	4,961	125,364
CRISPR Therapeutics AG(a)(b)	4,782	188,220
Cytokinetics, Inc.(a)	647	30,435
Day One Biopharmaceuticals, Inc.(a)	39,187	496,499
Denali Therapeutics, Inc.(a)	34,166	696,303
Dyne Therapeutics, Inc.(a)	1,185	27,919
Exact Sciences Corp.(a)	4,970	279,264
Exelixis, Inc.(a)	9,208	306,626
Fate Therapeutics, Inc.(a)	39,647	65,418
Halozyme Therapeutics, Inc.(a)	4,701	224,755
Ideaya Biosciences, Inc.(a)	27,599	709,294
Insmed, Inc.(a)	5,606	387,038
Intellia Therapeutics, Inc.(a)	36,117	421,124
Ionis Pharmaceuticals, Inc.(a)	32,670	1,142,143
Iovance Biotherapeutics, Inc.(a)	7,115	52,651
iTeos Therapeutics, Inc.(a)	22,827	175,311
Kiniksa Pharmaceuticals International PLC(a)	31,340	619,905
Kronos Bio, Inc.(a)	60,879	57,835
Kura Oncology, Inc.(a)	13,803	120,224
Kymera Therapeutics, Inc.(a)	4,447	178,903
Myriad Genetics, Inc.(a)	13,829	189,596
Natera, Inc.(a)	12,823	2,029,881
Neurocrine Biosciences, Inc.(a)	12,496	1,705,704
Nuvalent, Inc., Class A(a)	1,496	117,107
Poseida Therapeutics, Inc.(a)	4,680	44,928
PTC Therapeutics, Inc.(a)	22,146	999,670
REGENXBIO, Inc.(a)	14,900	115,177
Relay Therapeutics, Inc.(a)	54,636	225,100
REVOLUTION Medicines, Inc.(a)	1,298	56,775
Sarepta Therapeutics, Inc.(a)	10,821	1,315,725
SQZ Biotechnologies Co.(a)	1,031	31
Sutro Biopharma, Inc.(a)	20,383	37,505
Syndax Pharmaceuticals, Inc.(a)	18,031	238,370
TG Therapeutics, Inc.(a)	21,477	646,458
Travere Therapeutics, Inc.(a)	3,845	66,980
Ultragenyx Pharmaceutical, Inc.(a)	24,341	1,024,026
United Therapeutics Corp.(a)	4,795	1,691,868

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Vanda Pharmaceuticals, Inc.(a)	138,838	$ 665,034
Vaxcyte, Inc.(a)	3,336	273,085
Veracyte, Inc.(a)	7,285	288,486
Vericel Corp.(a)	5,012	275,209
Verve Therapeutics, Inc.(a)	16,180	91,255
Viking Therapeutics, Inc.(a)(b)	21,241	854,738
Vir Biotechnology, Inc.(a)	11,420	83,823
Voyager Therapeutics, Inc.(a)	8,697	49,312
		25,952,388
Broadline Retail — 0.3%
Etsy, Inc.(a)	26,944	1,425,068
Macy’s, Inc.	8,006	135,542
		1,560,610
Building Products — 1.7%
Advanced Drainage Systems, Inc.	11,547	1,334,833
Allegion PLC	3,608	471,494
AZEK Co., Inc. (The), Class A(a)	43,863	2,082,177
Builders FirstSource, Inc.(a)	2,151	307,442
Caesarstone Ltd.(a)	4,705	19,996
Gibraltar Industries, Inc.(a)	2,983	175,699
Griffon Corp.	1,968	140,259
Owens Corning	3,963	674,978
Zurn Elkay Water Solutions Corp.	60,585	2,259,821
		7,466,699
Capital Markets — 4.4%
Brightsphere Investment Group, Inc.	3,359	88,476
Evercore, Inc., Class A	3,516	974,600
Federated Hermes, Inc., Class B	23,416	962,632
Houlihan Lokey, Inc., Class A	14,505	2,518,938
Interactive Brokers Group, Inc., Class A	16,330	2,885,021
Invesco Ltd.	139,335	2,435,576
Morningstar, Inc.	156	52,534
Robinhood Markets, Inc., Class A(a)	53,474	1,992,441
SEI Investments Co.	53,891	4,444,930
Stifel Financial Corp.	2,801	297,130
Virtu Financial, Inc., Class A	63,513	2,266,144
XP, Inc., Class A	31,814	376,996
		19,295,418
Chemicals — 1.3%
Axalta Coating Systems Ltd.(a)	10,037	343,466
Cabot Corp.	2,939	268,360
Huntsman Corp.	187,677	3,383,816
Minerals Technologies, Inc.	14,431	1,099,787
Mosaic Co. (The)	12,650	310,937
Perimeter Solutions, Inc.(a)	11,709	149,641
Quaker Chemical Corp.	1,378	193,967
		5,749,974
Commercial Services & Supplies — 0.5%
ACV Auctions, Inc., Class A(a)	13,280	286,848
CoreCivic, Inc.(a)	30,364	660,113
Pursuit Attractions and Hospitality, Inc.(a)	4,893	208,002
Tetra Tech, Inc.	30,582	1,218,387
		2,373,350
Communications Equipment — 0.4%
Calix, Inc.(a)	2,917	101,716
Lumentum Holdings, Inc.(a)	4,305	361,405
NETGEAR, Inc.(a)	46,699	1,301,501
		1,764,622
Security	Shares	Value
Construction & Engineering — 3.2%
AECOM	1,036	$ 110,666
Comfort Systems U.S.A., Inc.	10,491	4,448,814
Dycom Industries, Inc.(a)	6,833	1,189,352
EMCOR Group, Inc.	12,888	5,849,863
MasTec, Inc.(a)	12,164	1,656,007
Primoris Services Corp.	5,042	385,209
Sterling Infrastructure, Inc.(a)	2,767	466,101
		14,106,012
Consumer Finance — 2.1%
Credit Acceptance Corp.(a)	126	59,152
Enova International, Inc.(a)	25,692	2,463,349
EZCORP, Inc., Class A, NVS(a)	119,215	1,456,807
FirstCash Holdings, Inc.	15,226	1,577,414
LendingTree, Inc.(a)	3,353	129,929
OneMain Holdings, Inc.	44,082	2,297,995
Oportun Financial Corp.(a)	32,331	125,444
PROG Holdings, Inc.	11,635	491,695
Regional Management Corp.	18,004	611,776
		9,213,561
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc., Class A	27,483	539,766
Sprouts Farmers Market, Inc.(a)	18,687	2,374,557
		2,914,323
Containers & Packaging — 2.4%
Crown Holdings, Inc.	63,353	5,238,660
Packaging Corp. of America	22,879	5,150,749
Sonoco Products Co.	4,557	222,609
		10,612,018
Diversified Consumer Services — 1.8%
Bright Horizons Family Solutions, Inc.(a)	27,034	2,996,719
Coursera, Inc.(a)	86,271	733,304
Duolingo, Inc., Class A(a)	5,047	1,636,389
Grand Canyon Education, Inc.(a)	5,204	852,415
H&R Block, Inc.	10,944	578,281
Laureate Education, Inc., Class A(a)	62,432	1,141,881
Strategic Education, Inc.	1,946	181,795
		8,120,784
Diversified REITs — 0.2%
American Assets Trust, Inc.	30,674	805,499
Diversified Telecommunication Services — 0.3%
Bandwidth, Inc., Class A(a)	2,686	45,716
Iridium Communications, Inc.	39,745	1,153,400
		1,199,116
Electric Utilities — 0.4%
TXNM Energy, Inc.	33,025	1,623,839
Electrical Equipment — 0.9%
Acuity Brands, Inc.	594	173,525
Atkore, Inc.	1,216	101,475
EnerSys	6,045	558,739
Generac Holdings, Inc.(a)	12,972	2,011,309
nVent Electric PLC	6,581	448,561
Powell Industries, Inc.	1,497	331,810
Vertiv Holdings Co., Class A	4,167	473,413
		4,098,832
Electronic Equipment, Instruments & Components — 2.9%
Badger Meter, Inc.	3,054	647,815
Fabrinet(a)	12,173	2,676,599
Flex Ltd.(a)	79,529	3,053,118

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Insight Enterprises, Inc.(a)	13,640	$ 2,074,644
Methode Electronics, Inc.	20,860	245,939
OSI Systems, Inc.(a)	1,610	269,562
PC Connection, Inc.	5,054	350,091
Plexus Corp.(a)	1,706	266,955
Sanmina Corp.(a)	4,811	364,048
TD SYNNEX Corp.	9,245	1,084,254
TTM Technologies, Inc.(a)	66,255	1,639,811
		12,672,836
Energy Equipment & Services — 0.7%
Borr Drilling Ltd.	10,710	41,769
Liberty Energy, Inc., Class A	27,015	537,328
NOV, Inc.	35,150	513,190
Patterson-UTI Energy, Inc.	83,636	690,833
TechnipFMC PLC	27,439	794,085
Tidewater, Inc.(a)	5,881	321,750
Transocean Ltd.(a)	63,003	236,261
		3,135,216
Entertainment — 1.0%
Lions Gate Entertainment Corp., Class A(a)	19,569	167,119
Lions Gate Entertainment Corp., Class B, NVS(a)	18,009	135,968
Marcus Corp. (The)	33,190	713,585
Roku, Inc., Class A(a)(b)	44,911	3,338,684
		4,355,356
Financial Services — 2.1%
Affirm Holdings, Inc., Class A(a)(b)	35,723	2,175,531
Essent Group Ltd.	10,705	582,780
Euronet Worldwide, Inc.(a)	32,990	3,392,691
Mr. Cooper Group, Inc.(a)	6,120	587,581
NMI Holdings, Inc., Class A(a)	7,987	293,602
Pagseguro Digital Ltd., Class A(a)	91,637	573,648
Toast, Inc., Class A(a)	39,037	1,422,899
Velocity Financial, Inc.(a)	8,896	174,006
		9,202,738
Food Products — 0.9%
Freshpet, Inc.(a)	22,501	3,332,623
Vital Farms, Inc.(a)	13,177	496,641
		3,829,264
Gas Utilities — 1.2%
New Jersey Resources Corp.	63,164	2,946,601
ONE Gas, Inc.	9,923	687,168
Southwest Gas Holdings, Inc.	17,761	1,255,880
UGI Corp.	9,363	264,317
		5,153,966
Ground Transportation — 0.8%
Covenant Logistics Group, Inc., Class A	6,579	358,621
Lyft, Inc., Class A(a)	110,729	1,428,404
Saia, Inc.(a)	165	75,196
XPO, Inc.(a)	12,215	1,601,997
		3,464,218
Health Care Equipment & Supplies — 1.4%
Accuray, Inc.(a)	28,286	56,006
Envista Holdings Corp.(a)	19,218	370,715
Establishment Labs Holdings, Inc.(a)(b)	3,234	148,990
Inmode Ltd.(a)	20,498	342,317
Inogen, Inc.(a)	6	55
Inspire Medical Systems, Inc.(a)	3,633	673,486
iRadimed Corp.	4,459	245,245
LeMaitre Vascular, Inc.	17,021	1,568,315
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Novocure Ltd.(a)	47,008	$ 1,400,838
Omnicell, Inc.(a)	8,059	358,787
STAAR Surgical Co.(a)	4,390	106,633
Tandem Diabetes Care, Inc.(a)	22,614	814,556
		6,085,943
Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.(a)	3,494	138,537
Addus HomeCare Corp.(a)	2,286	286,550
Brookdale Senior Living, Inc.(a)	11,206	56,366
Castle Biosciences, Inc.(a)	8,826	235,213
Chemed Corp.	173	91,655
Clover Health Investments Corp., Class A(a)	12,216	38,480
Cross Country Healthcare, Inc.(a)	2,204	40,025
Encompass Health Corp.	12,163	1,123,253
Guardant Health, Inc.(a)	29,436	899,270
Privia Health Group, Inc.(a)	8,337	162,988
Progyny, Inc.(a)	19,423	335,047
Select Medical Holdings Corp.	104,088	1,962,059
Surgery Partners, Inc.(a)	24,930	527,768
Tenet Healthcare Corp.(a)	10,824	1,366,314
Universal Health Services, Inc., Class B	15,642	2,806,488
		10,070,013
Health Care Technology — 0.3%
Doximity, Inc., Class A(a)	21,715	1,159,364
Health Catalyst, Inc.(a)	27,539	194,700
Phreesia, Inc.(a)	3,424	86,148
Teladoc Health, Inc.(a)	12,064	109,662
		1,549,874
Hotel & Resort REITs — 0.8%
Braemar Hotels & Resorts, Inc.	25,688	77,064
Chatham Lodging Trust	4,175	37,366
Park Hotels & Resorts, Inc.	190,084	2,674,482
Pebblebrook Hotel Trust	11,786	159,700
RLJ Lodging Trust	40,947	418,069
Summit Hotel Properties, Inc.	6,893	47,217
		3,413,898
Hotels, Restaurants & Leisure — 2.1%
Everi Holdings, Inc.(a)	3,156	42,638
Life Time Group Holdings, Inc.(a)	26,672	589,985
Lindblad Expeditions Holdings, Inc.(a)	21,962	260,469
Marriott Vacations Worldwide Corp.	3,608	323,998
PlayAGS, Inc.(a)	7,155	82,497
Rush Street Interactive, Inc., Class A(a)	26,714	366,516
Texas Roadhouse, Inc.	19,159	3,456,858
Travel + Leisure Co.	7,718	389,373
Wingstop, Inc.	12,993	3,692,611
		9,204,945
Household Durables — 2.0%
Century Communities, Inc.	2,587	189,782
Champion Homes, Inc.(a)	1,575	138,758
M/I Homes, Inc.(a)	11,993	1,594,469
Newell Brands, Inc.	165,222	1,645,611
Taylor Morrison Home Corp., Class A(a)	1,017	62,251
Toll Brothers, Inc.	39,218	4,939,507
Tri Pointe Homes, Inc.(a)	2,307	83,652
		8,654,030
Household Products — 0.4%
Central Garden & Pet Co., Class A, NVS(a)	33,355	1,102,383
Spectrum Brands Holdings, Inc.	7,536	636,716
		1,739,099

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.0%
Clearway Energy, Inc., Class C	2,331	$ 60,606
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A	5,870	142,406
Industrial REITs — 1.3%
EastGroup Properties, Inc.	3,035	487,087
First Industrial Realty Trust, Inc.	108,873	5,457,804
		5,944,891
Insurance — 3.5%
Ambac Financial Group, Inc.(a)	13,358	168,979
AMERISAFE, Inc.	25,260	1,301,900
CNO Financial Group, Inc.	7,323	272,489
Donegal Group, Inc., Class A	2,859	44,229
Fidelis Insurance Holdings Ltd.	4,918	89,163
Globe Life, Inc.	2,903	323,743
Hanover Insurance Group, Inc. (The)	3,217	497,541
Kemper Corp.	6,598	438,371
Kinsale Capital Group, Inc.	2,885	1,341,900
NI Holdings, Inc.(a)	16,635	261,170
Oscar Health, Inc., Class A(a)	28,228	379,384
Palomar Holdings, Inc.(a)	3,975	419,720
Reinsurance Group of America, Inc.	27,394	5,852,180
Selective Insurance Group, Inc.	3,724	348,269
Tiptree, Inc.	830	17,314
Unum Group	52,540	3,836,996
		15,593,348
Interactive Media & Services — 0.8%
EverQuote, Inc., Class A(a)	51,983	1,039,140
MediaAlpha, Inc., Class A(a)	22,704	256,328
Outbrain, Inc.(a)	18,304	131,423
QuinStreet, Inc.(a)(b)	23,749	547,890
Shutterstock, Inc.	4,723	143,343
Taboola.com Ltd.(a)	75,682	276,239
Yelp, Inc.(a)	11,298	437,233
ZipRecruiter, Inc., Class A(a)	121,905	882,592
		3,714,188
IT Services — 0.1%
Kyndryl Holdings, Inc.(a)	7,467	258,358
Leisure Products — 0.3%
YETI Holdings, Inc.(a)	37,240	1,434,112
Life Sciences Tools & Services — 0.7%
10X Genomics, Inc., Class A(a)	13,184	189,322
Bio-Techne Corp.	4,777	344,087
Charles River Laboratories International, Inc.(a)	1,126	207,860
Codexis, Inc.(a)	42,013	200,402
Medpace Holdings, Inc.(a)	3,978	1,321,611
Personalis, Inc.(a)	66,198	382,624
QIAGEN NV	5,736	255,424
Repligen Corp.(a)	772	111,122
Seer, Inc., Class A(a)	51,470	118,896
		3,131,348
Machinery — 3.5%
Blue Bird Corp.(a)	2,868	110,791
Donaldson Co., Inc.	27,626	1,860,611
Energy Recovery, Inc.(a)	7,780	114,366
Federal Signal Corp.	8,798	812,847
Flowserve Corp.	92,344	5,311,627
ITT, Inc.	5,837	833,991
John Bean Technologies Corp.	773	98,248
Kennametal, Inc.	25,230	606,025
Security	Shares	Value
Machinery (continued)
Mueller Industries, Inc.	1,321	$ 104,835
Mueller Water Products, Inc., Class A	25,065	563,962
Oshkosh Corp.	38,620	3,671,603
Shyft Group, Inc. (The)	16,698	196,035
Tennant Co.	544	44,352
Trinity Industries, Inc.	2,007	70,446
Watts Water Technologies, Inc., Class A	5,137	1,044,352
		15,444,091
Marine Transportation — 0.2%
Kirby Corp.(a)	8,412	889,990
Media — 0.7%
Cable One, Inc.	1,096	396,884
EchoStar Corp., Class A(a)	8,273	189,452
EW Scripps Co. (The), Class A(a)	20,350	44,973
Gray Television, Inc.	24,727	77,890
Liberty Broadband Corp., Class A(a)	1,191	88,563
New York Times Co. (The), Class A	33,028	1,719,107
Paramount Global, Class B, NVS	22,721	237,662
PubMatic, Inc., Class A(a)	17,291	254,005
Thryv Holdings, Inc.(a)	12,963	191,852
		3,200,388
Metals & Mining — 1.8%
Alcoa Corp.	30,108	1,137,480
Alpha Metallurgical Resources, Inc.(a)	7,206	1,442,065
Century Aluminum Co.(a)	14,723	268,253
Cleveland-Cliffs, Inc.(a)	300,762	2,827,163
Compass Minerals International, Inc.	12,665	142,481
Kaiser Aluminum Corp.	5,125	360,134
Materion Corp.	3,377	333,918
Olympic Steel, Inc.	16,171	530,570
Piedmont Lithium, Inc.(a)	7,254	63,400
Radius Recycling, Inc., Class A	42,105	640,838
United States Steel Corp.	3,824	129,978
		7,876,280
Multi-Utilities — 0.1%
Avista Corp.	5,110	187,179
Northwestern Energy Group, Inc.	9,311	497,766
		684,945
Office REITs — 0.1%
Brandywine Realty Trust	18,628	104,317
Paramount Group, Inc.	38,316	189,281
		293,598
Oil, Gas & Consumable Fuels — 3.7%
Antero Resources Corp.(a)	41,096	1,440,415
Ardmore Shipping Corp.	24,803	301,356
Civitas Resources, Inc.	36,831	1,689,438
Clean Energy Fuels Corp.(a)	29,690	74,522
Delek U.S. Holdings, Inc.	14,745	272,783
EOG Resources, Inc.	4,975	609,836
HF Sinclair Corp.	20,998	735,980
Matador Resources Co.	35,621	2,004,037
Murphy Oil Corp.	112,364	3,400,135
Ovintiv, Inc.	106,407	4,309,483
PBF Energy, Inc., Class A	11,222	297,944
Plains GP Holdings LP, Class A	57,299	1,053,156
REX American Resources Corp.(a)	8,034	334,937
		16,524,022
Paper & Forest Products — 0.4%
Louisiana-Pacific Corp.	18,163	1,880,779

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Passenger Airlines — 0.3%
Alaska Air Group, Inc.(a)	3,310	$ 214,322
Copa Holdings SA, Class A, NVS	832	73,116
SkyWest, Inc.(a)	10,089	1,010,212
		1,297,650
Personal Care Products — 0.4%
BellRing Brands, Inc.(a)	26,797	2,018,886
Pharmaceuticals — 2.0%
Atea Pharmaceuticals, Inc.(a)	20,922	70,089
Corcept Therapeutics, Inc.(a)	49,947	2,516,829
Elanco Animal Health, Inc.(a)	94,106	1,139,624
Harmony Biosciences Holdings, Inc.(a)	21,550	741,536
Intra-Cellular Therapies, Inc.(a)	1,745	145,742
Jazz Pharmaceuticals PLC(a)	13,753	1,693,682
Phibro Animal Health Corp., Class A	3,599	75,579
Prestige Consumer Healthcare, Inc.(a)	16,903	1,319,955
Scilex Holding Co. (Acquired 01/09/23, cost $174,983)(a)(b)(c)	3,339	1,412
Septerna, Inc.(a)	5,643	129,225
Supernus Pharmaceuticals, Inc.(a)	26,734	966,701
		8,800,374
Professional Services — 3.6%
CACI International, Inc., Class A(a)	601	242,840
ExlService Holdings, Inc.(a)	119,048	5,283,350
IBEX Holdings Ltd.(a)	17,242	370,531
ICF International, Inc.	4,084	486,854
Insperity, Inc.	16,273	1,261,320
ManpowerGroup, Inc.	76,129	4,394,166
Mistras Group, Inc.(a)	12,383	112,190
Paylocity Holding Corp.(a)	7,851	1,566,039
Robert Half, Inc.	22,969	1,618,396
TriNet Group, Inc.	1,220	110,739
Willdan Group, Inc.(a)	7,947	302,701
		15,749,126
Real Estate Management & Development — 0.3%
Anywhere Real Estate, Inc.(a)	135,156	446,015
Jones Lang LaSalle, Inc.(a)	1,548	391,861
Real Brokerage, Inc. (The)(a)	9,179	42,223
St. Joe Co. (The)	3,693	165,927
Zillow Group, Inc., Class A(a)	3,177	225,090
		1,271,116
Residential REITs — 0.2%
Camden Property Trust	5,938	689,046
Clipper Realty, Inc.	18	82
NexPoint Residential Trust, Inc.	7,907	330,117
		1,019,245
Retail REITs — 2.2%
Brixmor Property Group, Inc.	167,518	4,663,701
Kite Realty Group Trust	204,190	5,153,756
		9,817,457
Semiconductors & Semiconductor Equipment — 2.6%
ACM Research, Inc., Class A(a)	27,956	422,136
Ambarella, Inc.(a)	6,773	492,668
Cirrus Logic, Inc.(a)	2,835	282,309
Credo Technology Group Holding Ltd.(a)	11,852	796,573
Diodes, Inc.(a)	765	47,178
Impinj, Inc.(a)	1,461	212,225
MaxLinear, Inc.(a)	13,294	262,955
Onto Innovation, Inc.(a)	8,038	1,339,693
Power Integrations, Inc.	43,732	2,698,264
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Semtech Corp.(a)	1,381	$ 85,415
Silicon Laboratories, Inc.(a)	7,694	955,749
SiTime Corp.(a)	1,020	218,821
Synaptics, Inc.(a)	48,931	3,734,414
		11,548,400
Software — 6.9%
8x8, Inc.(a)	80,071	213,790
ACI Worldwide, Inc.(a)	61,178	3,175,750
Alarm.com Holdings, Inc.(a)	3,290	200,032
Appfolio, Inc., Class A(a)	547	134,956
Box, Inc., Class A(a)	11,372	359,355
Braze, Inc., Class A(a)	27,622	1,156,809
C3.ai, Inc., Class A(a)	7,692	264,836
Confluent, Inc., Class A(a)	87,935	2,458,663
DoubleVerify Holdings, Inc.(a)	42,154	809,778
Elastic NV(a)	19,177	1,900,057
Five9, Inc.(a)	15,213	618,256
Freshworks, Inc., Class A(a)	9,916	160,342
Gitlab, Inc., Class A(a)	28,440	1,602,594
Guidewire Software, Inc.(a)	9,253	1,559,871
HashiCorp, Inc., Class A(a)	6,852	234,407
JFrog Ltd.(a)	8,423	247,720
LiveRamp Holdings, Inc.(a)	29,813	905,421
Manhattan Associates, Inc.(a)	8,232	2,224,616
Ooma, Inc.(a)	35,605	500,606
Pegasystems, Inc.	13,760	1,282,432
Qualys, Inc.(a)	9,781	1,371,492
Rapid7, Inc.(a)	1,305	52,500
RingCentral, Inc., Class A(a)	25,627	897,201
SEMrush Holdings, Inc., Class A(a)	17,009	202,067
SentinelOne, Inc., Class A(a)	7,704	171,029
ServiceTitan, Inc., Class A(a)	1,177	121,078
Smartsheet, Inc., Class A(a)	30,463	1,706,842
Teradata Corp.(a)	7,109	221,445
Unity Software, Inc.(a)	43,027	966,817
Varonis Systems, Inc.(a)	25,860	1,148,960
Verint Systems, Inc.(a)	7,873	216,114
Workiva, Inc., Class A(a)	24,257	2,656,141
Zeta Global Holdings Corp., Class A(a)	23,455	421,955
Zuora, Inc., Class A(a)	33,924	336,526
		30,500,458
Specialized REITs — 1.7%
Gaming & Leisure Properties, Inc.	53,049	2,554,840
Lamar Advertising Co., Class A	39,421	4,799,112
		7,353,952
Specialty Retail — 3.6%
Abercrombie & Fitch Co., Class A(a)	8,403	1,255,996
Bath & Body Works, Inc.	8,655	335,554
Boot Barn Holdings, Inc.(a)	1,619	245,797
Carvana Co., Class A(a)	13,225	2,689,436
Chewy, Inc., Class A(a)	28,574	956,943
Dick’s Sporting Goods, Inc.	3,181	727,940
Five Below, Inc.(a)	3,139	329,469
Foot Locker, Inc.(a)	23,802	517,932
Gap, Inc. (The)	30,589	722,818
Genesco, Inc.(a)	3,310	141,503
Group 1 Automotive, Inc.	1,826	769,622
Murphy U.S.A., Inc.	4,000	2,007,000
Penske Automotive Group, Inc.	7,933	1,209,307
Petco Health & Wellness Co., Inc.(a)	59,792	227,808
Revolve Group, Inc., Class A(a)(b)	21,031	704,328

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
RH(a)	1,725	$ 678,943
Upbound Group, Inc.	9,010	262,822
Warby Parker, Inc., Class A(a)	33,688	815,586
Wayfair, Inc., Class A(a)	21,996	974,863
Zumiez, Inc.(a)	22,177	425,133
		15,998,800
Technology Hardware, Storage & Peripherals — 0.4%
Pure Storage, Inc., Class A(a)	31,564	1,938,977
Textiles, Apparel & Luxury Goods — 2.3%
Deckers Outdoor Corp.(a)	15,865	3,222,023
G-III Apparel Group Ltd.(a)	21,493	701,102
Ralph Lauren Corp., Class A	13,384	3,091,436
Skechers U.S.A., Inc., Class A(a)	47,765	3,211,718
		10,226,279
Trading Companies & Distributors — 1.2%
Applied Industrial Technologies, Inc.	5,334	1,277,333
BlueLinx Holdings, Inc.(a)	3,125	319,250
Boise Cascade Co.	19,523	2,320,504
DNOW, Inc.(a)	62,890	818,199
FTAI Aviation Ltd.	2,283	328,843
Herc Holdings, Inc.	758	143,512
SiteOne Landscape Supply, Inc.(a)	925	121,887
		5,329,528
Water Utilities — 0.1%
SJW Group	5,964	293,548
Rights
Consumer Staples Distribution & Retail — 0.0%
Akouos, Inc., CVR(a)(d)	2,192	—
Total Rights — 0.0% (Cost: $ —)		—
Total Long-Term Investments — 98.7% (Cost: $392,346,368)		436,007,620
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(e)(f)(g)	4,671,135	$ 4,673,470
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.36%(e)(f)	4,110,825	4,110,825
Total Short-Term Securities — 2.0% (Cost: $8,784,326)		8,784,295
Total Investments — 100.7% (Cost: $401,130,694)		444,791,915
Liabilities in Excess of Other Assets — (0.7)%		(3,283,784)
Net Assets — 100.0%		$ 441,508,131
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,412, representing 0.0% of its net assets as of period end, and an original cost of $174,983.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,843,774	$ 830,089(a)	$ —	$ (362)	$ (31)	$ 4,673,470	4,671,135	$ 8,832(b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	3,738,002	372,823(a)	—	—	—	4,110,825	4,110,825	157,857	—
				$ (362)	$ (31)	$ 8,784,295		$ 166,689	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Advantage SMID Cap Fund, Inc.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	42	03/21/25	$ 4,725	$ (103,992)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 7,864,783	$ —	$ —	$ 7,864,783
Air Freight & Logistics	1,646,965	—	—	1,646,965
Automobile Components	2,755,615	—	—	2,755,615
Banks	24,114,670	—	—	24,114,670
Biotechnology	25,952,388	—	—	25,952,388
Broadline Retail	1,560,610	—	—	1,560,610
Building Products	7,466,699	—	—	7,466,699
Capital Markets	19,295,418	—	—	19,295,418
Chemicals	5,749,974	—	—	5,749,974
Commercial Services & Supplies	2,373,350	—	—	2,373,350
Communications Equipment	1,764,622	—	—	1,764,622
Construction & Engineering	14,106,012	—	—	14,106,012
Consumer Finance	9,213,561	—	—	9,213,561
Consumer Staples Distribution & Retail	2,914,323	—	—	2,914,323
Containers & Packaging	10,612,018	—	—	10,612,018
Diversified Consumer Services	8,120,784	—	—	8,120,784
Diversified REITs	805,499	—	—	805,499
Diversified Telecommunication Services	1,199,116	—	—	1,199,116
Electric Utilities	1,623,839	—	—	1,623,839
Electrical Equipment	4,098,832	—	—	4,098,832
Electronic Equipment, Instruments & Components	12,672,836	—	—	12,672,836
Energy Equipment & Services	3,135,216	—	—	3,135,216
Entertainment	4,355,356	—	—	4,355,356
Financial Services	9,202,738	—	—	9,202,738
Food Products	3,829,264	—	—	3,829,264

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Advantage SMID Cap Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Gas Utilities	$ 5,153,966	$ —	$ —	$ 5,153,966
Ground Transportation	3,464,218	—	—	3,464,218
Health Care Equipment & Supplies	6,085,943	—	—	6,085,943
Health Care Providers & Services	10,070,013	—	—	10,070,013
Health Care Technology	1,549,874	—	—	1,549,874
Hotel & Resort REITs	3,413,898	—	—	3,413,898
Hotels, Restaurants & Leisure	9,204,945	—	—	9,204,945
Household Durables	8,654,030	—	—	8,654,030
Household Products	1,739,099	—	—	1,739,099
Independent Power and Renewable Electricity Producers	60,606	—	—	60,606
Industrial Conglomerates	142,406	—	—	142,406
Industrial REITs	5,944,891	—	—	5,944,891
Insurance	15,593,348	—	—	15,593,348
Interactive Media & Services	3,714,188	—	—	3,714,188
IT Services	258,358	—	—	258,358
Leisure Products	1,434,112	—	—	1,434,112
Life Sciences Tools & Services	3,131,348	—	—	3,131,348
Machinery	15,444,091	—	—	15,444,091
Marine Transportation	889,990	—	—	889,990
Media	3,200,388	—	—	3,200,388
Metals & Mining	7,876,280	—	—	7,876,280
Multi-Utilities	684,945	—	—	684,945
Office REITs	293,598	—	—	293,598
Oil, Gas & Consumable Fuels	16,524,022	—	—	16,524,022
Paper & Forest Products	1,880,779	—	—	1,880,779
Passenger Airlines	1,297,650	—	—	1,297,650
Personal Care Products	2,018,886	—	—	2,018,886
Pharmaceuticals	8,798,962	1,412	—	8,800,374
Professional Services	15,749,126	—	—	15,749,126
Real Estate Management & Development	1,271,116	—	—	1,271,116
Residential REITs	1,019,245	—	—	1,019,245
Retail REITs	9,817,457	—	—	9,817,457
Semiconductors & Semiconductor Equipment	11,548,400	—	—	11,548,400
Software	30,500,458	—	—	30,500,458
Specialized REITs	7,353,952	—	—	7,353,952
Specialty Retail	15,998,800	—	—	15,998,800
Technology Hardware, Storage & Peripherals	1,938,977	—	—	1,938,977
Textiles, Apparel & Luxury Goods	10,226,279	—	—	10,226,279
Trading Companies & Distributors	5,329,528	—	—	5,329,528
Water Utilities	293,548	—	—	293,548
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	8,784,295	—	—	8,784,295
	$ 444,790,503	$ 1,412	$ —	$ 444,791,915
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (103,992)	$ —	$ —	$ (103,992)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR	Contingent Value Rights
LP	Limited Partnership
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust